Corporate Income Taxes- Reconciliation of Statutory Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at Canadian statutory rate	$ 3,364	$ 2,209	$ 2,983
Lower average tax rate applicable to subsidiaries and foreign branches	(245)	(489)	(300)
Tax-exempt income from securities	(236)	(207)	(221)
Deferred income tax effect of substantively enacted tax rate changes	(2)	3	2
Other, net	(10)	27	8
Total income taxes and effective tax rate	$ 2,871	$ 1,543	$ 2,472
Income taxes at Canadian statutory rate	26.20%	26.30%	26.50%
Lower average tax rate applicable to subsidiaries and foreign branches	(1.90%)	(5.80%)	(2.70%)
Tax-exempt income from securities	(1.80%)	(2.40%)	(2.00%)
Other, net	(0.10%)	0.30%	0.10%
Total income taxes and effective tax rate	22.40%	18.40%	21.90%